Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Income before income taxes	$ 8,126,035	$ 2,855,692	$ 7,661,737
Adjustments for:
Depreciation and amortization (Notes 4, 7 and 8)	1,993,342	1,934,766	1,836,897
Loss on disposal of land	15,766
Interest income	(202,146)	(262,370)	(343,612)
Interest expense	842,386	926,312	1,084,293
Exchange loss	264,833	89,074	90,905
Exchange gain	(373,434)	(334,150)	(285,094)
Working capital variations:
Accounts receivable (Note 6)	(760,499)	(452,636)	(125,309)
Recoverable taxes and other current assets	(308,953)	(126,730)	222,175
Trade accounts payable and other liabilities (Note 9)	1,619,104	(152,619)	333,715
Total adjustments to reconcile profit (loss)	11,216,434	4,477,339	10,475,707
Income taxes paid (Note 13)	(869,409)	(1,540,196)	(1,974,015)
Net cash flows generated from operating activities	10,347,025	2,937,143	8,501,692
Investing activities
Improvements to assets under concession and acquisition of furniture and equipment (Note 8)	(3,692,485)	(3,328,560)	(2,614,864)
Collection for disposal of land	286,283
Loans granted to third parties	(105,000)
Investment in joint venture (Note 17.2f)		(10,556)
Interest received	201,842	273,642	342,981
Restricted cash and equivalents (Note 5.1)	(118,206)	189,474	(118,290)
Net cash flows used in investing activities	(3,427,566)	(2,876,000)	(2,390,173)
Financing activities
Bank loans received (Note 10)	4,650,000	306,241
Bank loans paid (Note 10)	(4,429,334)	(245,520)	(152,047)
Lease payments - Principal portion	(6,216)	(6,113)	(5,751)
Long-term debt paid (Note 11)	(220,961)	(253,925)	(205,308)
Interest paid (Note 10)	(908,698)	(942,993)	(1,064,764)
Dividends paid (Note 12)	(2,463,000)		(3,000,000)
Net cash flows (used) from financing activities	(3,378,209)	(1,142,310)	(4,427,870)
Increase (Decrease) in cash and cash equivalents	3,541,250	(1,081,167)	1,683,649
Cash and cash equivalents at the beginning of the year	5,192,628	6,192,679	4,584,507
Exchange (loss) gains on cash and cash equivalents	36,184	81,116	(75,477)
Cash and cash equivalents at the end of the year	$ 8,770,062	$ 5,192,628	$ 6,192,679